Interests In Other Entities - Interests in Consolidated Structured Entities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Santander UK Foundation Limited [member]
Disclosure of information about consolidated structured entities [line items]
Available for sale securities	£ 16	£ 15